Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Accounts receivable related to loans and advances to employees	$ 22,906	$ 22,330
VOSA Project in Argentina [Member]
Trade And Other Payables [Line Items]
Accounts receivable related to loans	371,222	353,738
Enel Distribucin Ro S.A. and Enel Distribucin Cear S.A. [Member]
Trade And Other Payables [Line Items]
Accounts receivable related to loans	1,241,355	365,086
Enel Distribucin Ro S.A. and Enel Distribucin Cear S.A. [Member] | Low Income Consumers [Member]
Trade And Other Payables [Line Items]
Accounts receivable related to loans	$ 216,699	$ 243,022